Related Parties	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Notes to Financial Statements
Note 3 - Related Parties

Accounts Payable

The Company owed $29,703 and $11,069 as of September 30, 2015 and December 31, 2014, respectively, to entities owned by the Chairman of the Board of Directors. The amounts are related to patent costs paid by the Chairman on behalf of the Company.

The Company owed $2,112 and $465 as of September 30, 2015 and December 31, 2014, respectively, to the Company's CEO for reimbursable expenses.

The Company owed $13,765 and $13,765 as of September 30, 2015 and December 31, 2014, respectively, to one of the Company's Board of Directors for reimbursable expenses.

The Company owed $153 and $-0- as of September 30, 2015 and December 31, 2014, respectively, to another one of the Company's Board of Directors for reimbursable expenses.

Notes Payable

On July 6, 2015, the Company received an unsecured loan in the amount of $10,000, due on demand, bearing interest at a simple interest rate of 8%, from the Company's CEO.

On July 6, 2015, the Company received an unsecured loan in the amount of $10,000, due on demand, bearing interest at a simple interest rate of 8%, from the Company's Chairman of the Board.

On July 6, 2015, the Company received an unsecured loan in the amount of $10,000, due on demand, bearing interest at a simple interest rate of 8%, from one of the Company's Directors.

Warrants

A total of $1,523,103 and $-0- of previously issued warrants were amortized and expensed to professional fees as stock-based compensation during the nine months ending September 30, 2015 and 2014, respectively.

Common Stock Warrants Exercised

On September 10, 2015, the Company issued 1,000,000 shares of common stock pursuant to the exercise of warrants by the Company's Chairman of the Board at $0.00001 per share for total proceeds of $10. The proceeds were subsequently received during the fourth quarter and therefore was recognized as a subscription receivable.

Accounts Payable

The Company owed $11,069 and $37,690 as of December 31, 2014 and 2013, respectively, to entities owned by the Chairman of the Board of Directors. The amounts are related to patent costs paid by the Chairman on behalf of the Company.

The Company owed $465 and $2,182 as of December 31, 2014 and 2013, respectively, to the Company’s CEO for reimbursable expenses.

The Company owed $13,765 and $-0- as of December 31, 2014 and 2013, respectively, to one of the Company’s Board of Directors for reimbursable expenses.

Notes Payable

From time to time, the Company has received short term loans from officers and directors as disclosed in Note 6 below.

Common Stock

On September 25, 2013, the Company sold 1,000,000 shares of its common stock to a director in exchange for proceeds of $50,000. Board of director compensation expense of $650,000 was recognized due to the fair value of the shares in excess of the $0.05 per share purchase price.

On February 27, 2013, the Company sold 500,000 shares of its common stock to the Chairman of the Board of Directors in exchange for proceeds of $25,000. Board of director compensation expense of $365,000 was recognized due to the fair value of the shares in excess of the $0.05 per share purchase price.

On February 20, 2013, the Company sold 1,000,000 shares of its common stock to a director in exchange for proceeds of $50,000. Board of director compensation expense of $780,000 was recognized due to the fair value of the shares in excess of the $0.05 per share purchase price.

On February 20, 2013, the Company sold 1,500,000 shares of its common stock to a director in exchange for proceeds of $75,000. Board of director compensation expense of $1,170,000 was recognized due to the fair value of the shares in excess of the $0.05 per share purchase price.

Common Stock Warrants

On November 18, 2014, the Company granted common stock warrants to the Company’s CEO to purchase a total of 1,600,000 shares of common stock at $0.25 per share for his services as an Officer. The warrants carry a vesting period of 50% on January 15, 2015, and the remaining 50% vest on June 15, 2015. The warrants are exercisable over seven (7) years. The fair value of the 1,600,000 common stock warrants using the Black-Scholes option-pricing model is $356,771, or $0.22298 per share, based on a volatility rate of 192%, a risk-free interest rate of 0.96% and an expected term of 3.54 years, and is being amortized over the implied service term, or vesting period, of the warrants. The Company recognized $73,403 and $-0- of amortization recorded to professional fee expense during the years ended December 31, 2014 and 2013, respectively.

On November 18, 2014, the Company granted common stock warrants to the Company’s Chairman of the Board of Directors to purchase a total of 1,600,000 shares of common stock at $0.25 per share for his services as the Chairman of the Board. The warrants carry a vesting period of 50% on January 15, 2015, and the remaining 50% vest on June 15, 2015. The warrants are exercisable over seven (7) years. The fair value of the 1,600,000 common stock warrants using the Black-Scholes option-pricing model is $356,771, or $0.22298 per share, based on a volatility rate of 192%, a risk-free interest rate of 0.96% and an expected term of 3.54 years, and is being amortized over the implied service term, or vesting period, of the warrants. The Company recognized $73,403 and $-0- of amortization recorded to professional fee expense during the years ended December 31, 2014 and 2013, respectively.

On November 18, 2014, the Company granted common stock warrants to one of the Directors to purchase a total of 1,400,000 shares of common stock at $0.25 per share over a seven year period from the grant date for their services as Directors. The warrants carry a vesting period of 50% on January 15, 2015, and the remaining 50% vest on June 15, 2015. The total fair value of the 1,400,000 common stock warrants using the Black-Scholes option-pricing model is $312,174, or $0.22298 per share, based on a volatility rate of 192%, a risk-free interest rate of 0.96% and an expected term of 3.54 years, and is being amortized over the implied service term, or vesting period, of the warrants. The Company recognized a total of $64,227 and $-0- of amortization recorded to professional fee expense during the years ended December 31, 2014 and 2013, respectively.

On November 18, 2014, the Company granted 1,200,000 common stock warrants to each of three Directors to purchase a total of 3,600,000 shares of common stock at $0.25 per share over a seven year period from the grant date for their service as Directors. The warrants carry a vesting period of 50% on January 15, 2015, and the remaining 50% vest on June 15, 2015. The total fair value of the 3,600,000 common stock warrants using the Black-Scholes option-pricing model is $802,734, or $0.22298 per share, based on a volatility rate of 192%, a risk-free interest rate of 0.96% and an expected term of 3.54 years, and is being amortized over the implied service term, or vesting period, of the warrants. The Company recognized a total of $165,156 and $-0- of amortization recorded to professional fee expense during the years ended December 31, 2014 and 2013, respectively.

On November 18, 2014, the Company granted common stock warrants to one of the Directors to purchase a total of 400,000 shares of common stock at $0.25 per share over a seven year period from the grant date for their services as Directors. The warrants carry a vesting period of 50% on January 15, 2015, and the remaining 50% vest on June 15, 2015. The total fair value of the 400,000 common stock warrants using the Black-Scholes option-pricing model is $89,193, or $0.22298 per share, based on a volatility rate of 192%, a risk-free interest rate of 0.96% and an expected term of 3.54 years, and is being amortized over the implied service term, or vesting period, of the warrants. The Company recognized a total of $18,351 and $-0- of amortization recorded to professional fee expense during the years ended December 31, 2014 and 2013, respectively.